The Company (Narrative) (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended											12 Months Ended
	Jun. 28, 2012 item	Dec. 29, 2011 item	Sep. 29, 2011	Jun. 28, 2012 item	Jun. 30, 2011	Dec. 29, 2011 item		Dec. 30, 2010		Dec. 31, 2009	Jun. 28, 2012 NCM, LLC. [Member]	Dec. 29, 2011 NCM, LLC. [Member]	Jun. 28, 2012 NCM, Inc. [Member]	Dec. 29, 2011 NCM, Inc. [Member]	Jun. 28, 2012 Regal [Member]	Dec. 29, 2011 Regal [Member]	Jun. 28, 2012 Cinemark [Member]	Dec. 29, 2011 Cinemark [Member]	Jun. 28, 2012 AMC [Member]	Dec. 29, 2011 AMC [Member]	Dec. 29, 2011 Minimum [Member]	Dec. 29, 2011 Maximum [Member]	Dec. 30, 2010 Advertising Agency Group 1 [Member]	Dec. 30, 2010 Advertising Agency Group 2 [Member]	Dec. 29, 2011 Software And Development Costs [Member]	Dec. 30, 2010 Software And Development Costs [Member]	Dec. 31, 2009 Software And Development Costs [Member]	Dec. 29, 2011 Software And Development Costs [Member] Minimum [Member]	Dec. 29, 2011 Software And Development Costs [Member] Maximum [Member]	Dec. 29, 2011 Senior Secured Credit Facility [Member]	Dec. 29, 2011 Debt Restructuring [Member]	Dec. 29, 2011 RMG Networks Inc. [Member]	Dec. 30, 2010 RMG Networks Inc. [Member]	Apr. 27, 2012 Interest Rate Swap [Member]	Dec. 29, 2011 Interest Rate Swap [Member]
Accounting Policies [Line Items]
Common membership units outstanding											111,978,019	110,814,569	54,446,443	53,934,605	22,113,150	22,060,262	18,094,644	17,495,920	17,323,782	17,323,782
Percentage of common membership units outstanding													48.60%	48.70%	19.70%	19.90%	16.20%	15.80%	15.50%	15.60%
Revenue from barter transactions						$ 1,600,000		$ 1,500,000
Expenses from barter transactions						1,100,000		1,100,000
Operating Lease Term																					5 years	16 years
Restricted cash		300,000				300,000		300,000
Membership units exchangeable into common stock ratio				1		1
Number of advertising agency groups contributing to more than 10% of outstanding gross receivable balance	0	1		0		1
Percentage of advertising revenue represented as receivables		15.00%				15.00%
Number of advertising agency groups through which the Company sources national advertising						2
National advertising revenue of outstanding gross receivable, percentage																							21.00%	17.00%
Estimated useful life																												3 years	5 years
Net book value	25,400,000	24,600,000		25,400,000		24,600,000		19,800,000																	9,300,000	9,200,000
Depreciation expense						8,800,000		11,400,000		12,500,000															4,800,000	6,500,000	6,700,000
Research and development expense																									900,000	1,200,000	1,600,000
Net intangible assets		1,200,000	14,700,000			10,400,000	[1]	151,300,000	[2]
Weighted average amortization period						16 years 1 month 6 days
Gross carrying amount of the intangible assets		295,700,000				295,700,000		286,000,000		138,600,000
Remaining weighted average amortization period						P24Y10M24D
Deferred financing costs		12,600,000				12,600,000		7,300,000
Debt issuance costs																															9,100,000
Non-cash cahrge for deferred loan fees																														1,500,000
Equity method investment carrying value																																0
Amortization of debt issuance costs				1,400,000	800,000	2,300,000		1,900,000		1,900,000
Ownership percentage																																19.00%	19.00%
Number of types of share-based compensation awards				2		2
Number of shares exercised	7,663			202,762		312,720
Weighted average exercise price	$ 13.64			$ 15.20		$ 13.55
Number of shares of restricted stock vested	0			439,738		90,734
Outstanding debt	839,000,000	794,000,000		839,000,000		794,000,000																								550,000,000
Fixed interest rate		6.484%				6.484%																								6.484%
Notional amount of terminated swap																														$ 412,500,000				$ 325,000,000	$ 412,500,000

[1]	During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million. During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.
[2]	During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million. During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.